Debt (Details) (USD $)	12 Months Ended																													12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Unsecured Debt [Member]	Dec. 31, 2012 Unsecured Debt [Member]	Jul. 31, 2012 Unsecured Debt [Member] Notes - July 2012 Issuance [Member]	Dec. 31, 2013 Unsecured Debt [Member] Notes 2015 - July [Member]	Dec. 31, 2012 Unsecured Debt [Member] Notes 2015 - July [Member]	Jul. 31, 2012 Unsecured Debt [Member] Notes 2015 - July [Member]	Dec. 31, 2013 Unsecured Debt [Member] Notes 2017 - July [Member]	Dec. 31, 2012 Unsecured Debt [Member] Notes 2017 - July [Member]	Jul. 31, 2012 Unsecured Debt [Member] Notes 2017 - July [Member]	Dec. 31, 2013 Unsecured Debt [Member] Notes 2022 - July [Member]	Dec. 31, 2012 Unsecured Debt [Member] Notes 2022 - July [Member]	Jul. 31, 2012 Unsecured Debt [Member] Notes 2022 - July [Member]	Dec. 31, 2013 Unsecured Debt [Member] Notes 2042 - July [Member]	Dec. 31, 2012 Unsecured Debt [Member] Notes 2042 - July [Member]	Jul. 31, 2012 Unsecured Debt [Member] Notes 2042 - July [Member]	Dec. 31, 2013 Unsecured Debt [Member] Notes 2015 [Member]	Dec. 31, 2012 Unsecured Debt [Member] Notes 2015 [Member]	Dec. 31, 2013 Unsecured Debt [Member] Notes 2020 [Member]	Dec. 31, 2012 Unsecured Debt [Member] Notes 2020 [Member]	Dec. 31, 2013 Notes Payable, Other Payables [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Dec. 31, 2013 Mortgages [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2013 Letter of Credit [Member]	Dec. 31, 2013 Swingline Loan [Member]	Dec. 31, 2013 Notes 2013 [Member]	Dec. 31, 2012 Notes 2013 [Member]	Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2013 Notes Payable, Other Payables [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Scenario One [Member] Minimum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Scenario One [Member] Maximum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Scenario Two [Member] Minimum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Scenario Two [Member] Maximum [Member]	Dec. 31, 2013 Foreign Line of Credit [Member] India Overdraft [Member]
Debt Instrument [Line Items]
Coupon Rate						0.70%			1.35%			2.60%			4.00%			1.625%		3.25%				6.30%				0.875%												10.00%
Effective Interest Rate						0.82%			1.456%			2.678%			4.114%			1.805%	1.805%	3.389%	3.389%								1.078%
Long-term debt	$ 4,117,000,000	$ 4,106,000,000	$ 4,089,000,000	$ 4,087,000,000		$ 250,000,000	$ 250,000,000		$ 1,000,000,000	$ 999,000,000		$ 999,000,000	$ 999,000,000		$ 743,000,000	$ 742,000,000		$ 599,000,000	$ 599,000,000	$ 498,000,000	$ 498,000,000	$ 28,000,000	$ 19,000,000
Short-term debt	6,000,000	413,000,000																											400,000,000			6,000,000	13,000,000
Total debt	4,123,000,000	4,519,000,000
Face amount of debt issued			1,100,000,000		3,000,000,000			250,000,000			1,000,000,000			1,000,000,000			750,000,000	600,000,000		500,000,000
Interest expense on borrowings incurred to finance receivables	105,000,000	64,000,000
Estimated fair value of notes included in long-term debt																																		3,900,000,000
Interest rate, minimum	3.00%
Interest rate, maximum	7.00%
Future minimum payments of capital lease obligations	5,000,000
Imputed interest	(1,000,000)
Debt instrument maturity date range, end (days)																														397 days
Commercial paper program amount																														2,000,000,000
Credit Agreement
Borrowings outstanding																									0
Letters of credit outstanding																									0
Maximum borrowing capacity on unsecured revolving credit facility																									3,000,000,000	300,000,000	100,000,000
Maximum allowable increase in borrowing capacity of revolving credit facility																									1,000,000,000
Description of variable rate basis																																			LIBOR
Basis spread on variable rate																																				0.625%	1.125%	1.125%	0.125%
Available borrowing capacity																															2,000,000,000
Line of credit facility remaining borrowing capacity																															1,000,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	7,000,000
2014	852,000,000
2015	0
2016	1,000,000,000
2017	0
Thereafter	2,260,000,000
Long term debt	$ 4,119,000,000